Related Party Transaction	12 Months Ended
Mar. 31, 2025
Related Party Transaction [Abstract]
RELATED PARTY TRANSACTION
23.	RELATED PARTY TRANSACTION
There are no material related party transactions for the years ended March 31, 2023, 2024 and 2025.